BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 97.0%
Aerospace & Defense — 1.0%
Curtiss-Wright Corp. ................. 534 $ 49,801
HEICO Corp. ..................... 5,950 622,727
Hexcel Corp.
(a)
..................... 1,176 39,455
L3Harris Technologies, Inc. ............ 4,929 837,141
Lockheed Martin Corp. ............... 3,352 1,284,754
Mercury Systems, Inc.
(b)
.............. 1,486 115,106
Northrop Grumman Corp. ............. 2,783 878,009
Teledyne Technologies, Inc.
(b)
........... 1,689 523,945
4,350,938
Airlines — 0.2%
Alaska Air Group, Inc. ................ 12,690 464,834
Delta Air Lines, Inc. ................. 2,998 91,679
United Airlines Holdings, Inc.
(b)
.......... 10,725 372,694
929,207
Auto Components — 0.2%
Aptiv plc ......................... 9,299 852,532
Automobiles — 1.2%
Harley-Davidson, Inc. ................ 7,470 183,314
Tesla, Inc.
(b)
....................... 12,639 5,422,257
5,605,571
Banks — 2.4%
Bank of America Corp. ............... 101,923 2,455,325
Bank OZK
(a)
...................... 3,620 77,179
Cullen/Frost Bankers, Inc. ............. 13,243 846,890
First Horizon National Corp. ............ 8,659 81,654
First Republic Bank ................. 7,736 843,688
JPMorgan Chase & Co. .............. 32,353 3,114,623
Prosperity Bancshares, Inc. ............ 1,743 90,340
Wells Fargo & Co. .................. 144,463 3,396,325
Zions Bancorp NA .................. 2,877 84,066
10,990,090
Beverages — 1.7%
Brown-Forman Corp., Class B .......... 3,673 276,650
Molson Coors Beverage Co., Class B ..... 5,549 186,224
PepsiCo, Inc. ..................... 53,816 7,458,898
7,921,772
Biotechnology — 3.3%
AbbVie, Inc. ...................... 56,345 4,935,259
Amgen, Inc. ...................... 13,377 3,399,898
Biogen, Inc.
(b)
..................... 4,109 1,165,641
Gilead Sciences, Inc. ................ 67,925 4,292,181
Immunomedics , Inc.
(b)
................ 2,899 246,502
Moderna , Inc.
(b)
.................... 3,882 274,651
Regeneron Pharmaceuticals, Inc.
(b)
....... 1,383 774,176
15,088,308
Building Products — 0.8%
Advanced Drainage Systems, Inc. ....... 1,673 104,462
Allegion plc ....................... 31,650 3,130,502
Lennox International, Inc. ............. 1,144 311,866
Trex Co., Inc.
(b)
.................... 804 57,566
3,604,396
Capital Markets — 3.9%
Ameriprise Financial, Inc. ............. 3,922 604,420
Cboe Global Markets, Inc. ............. 12,973 1,138,251
Charles Schwab Corp. (The) ........... 77,612 2,811,883
CME Group, Inc. ................... 7,267 1,215,842
FactSet Research Systems, Inc. ......... 5,005 1,676,074
Intercontinental Exchange, Inc. ......... 12,599 1,260,530
Invesco Ltd. ...................... 12,423 141,747
MarketAxess Holdings, Inc. ............ 248 119,434
Security Shares Value
Capital Markets (continued)
Moody's Corp. ..................... 13,952 $ 4,043,987
S&P Global, Inc. ................... 11,200 4,038,720
State Street Corp. .................. 2,780 164,937
T. Rowe Price Group, Inc. ............. 2,361 302,728
TD Ameritrade Holding Corp. ........... 3,929 153,820
17,672,373
Chemicals — 1.9%
Air Products & Chemicals, Inc. .......... 3,151 938,557
Ecolab, Inc. ...................... 22,457 4,487,807
FMC Corp. ....................... 5,964 631,647
PPG Industries, Inc. ................. 12,175 1,486,324
Sherwin-Williams Co. (The) ............ 1,603 1,116,874
8,661,209
Commercial Services & Supplies — 0.3%
Cintas Corp. ...................... 3,133 1,042,756
Copart , Inc.
(b)
..................... 2,467 259,430
1,302,186
Communications Equipment — 1.3%
Cisco Systems, Inc. ................. 155,450 6,123,176
Construction & Engineering — 0.4%
EMCOR Group, Inc. ................. 16,294 1,103,267
MasTec , Inc.
(b)
..................... 15,025 634,055
1,737,322
Consumer Finance — 0.6%
Ally Financial, Inc. .................. 46,346 1,161,894
American Express Co. ............... 15,029 1,506,658
2,668,552
Distributors — 0.3%
Genuine Parts Co. .................. 16,230 1,544,609
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(b)
.... 4,804 730,400
H&R Block, Inc. .................... 28,372 462,180
ServiceMaster Global Holdings, Inc.
(b)
..... 1,264 50,408
1,242,988
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B
(b)
...... 21,127 4,498,783
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ........................ 55,181 1,573,210
CenturyLink, Inc.
(a)
.................. 43,049 434,364
Verizon Communications, Inc. .......... 35,589 2,117,190
4,124,764
Electric Utilities — 1.6%
Alliant Energy Corp. ................. 8,544 441,298
Eversource Energy ................. 19,454 1,625,382
IDACORP, Inc. .................... 5,668 452,873
NextEra Energy, Inc. ................ 11,015 3,057,323
Pinnacle West Capital Corp. ........... 5,680 423,444
Xcel Energy, Inc. ................... 16,779 1,157,919
7,158,239
Electrical Equipment — 0.6%
AMETEK, Inc. ..................... 14,773 1,468,436
Hubbell, Inc. ...................... 10,757 1,471,988
2,940,424
Electronic Equipment, Instruments & Components — 0.4%
Avnet, Inc. ....................... 24,483 632,641
National Instruments Corp. ............ 27,884 995,459
Zebra Technologies Corp., Class A
(b)
...... 172 43,423
1,671,523

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Energy Equipment & Services — 0.2%
Baker Hughes Co.
(a)
................. 28,879 $ 383,802
Schlumberger NV .................. 22,660 352,590
TechnipFMC plc .................... 53,110 335,124
1,071,516
Entertainment — 1.6%
Activision Blizzard, Inc. ............... 24,798 2,007,398
Electronic Arts, Inc.
(b)
................ 2,542 331,502
Netflix, Inc.
(b)
...................... 6,957 3,478,709
Roku, Inc.
(b)
....................... 2,373 448,023
Walt Disney Co. (The) ............... 8,042 997,851
7,263,483
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. ...... 4,864 778,240
American Tower Corp. ............... 9,347 2,259,450
AvalonBay Communities, Inc.
(a)
......... 4,203 627,676
Boston Properties, Inc. ............... 2,179 174,974
Camden Property Trust ............... 1,425 126,797
Equity Residential .................. 28,516 1,463,726
Macerich Co. (The) ................. 30,612 207,855
Prologis, Inc. ...................... 59,842 6,021,302
11,660,020
Food & Staples Retailing — 1.3%
Costco Wholesale Corp. .............. 17,322 6,149,310
Food Products — 1.9%
General Mills, Inc. .................. 53,097 3,275,023
Hershey Co. (The) .................. 18,999 2,723,316
Hormel Foods Corp.
(a)
................ 8,366 409,014
McCormick & Co., Inc. (Non-Voting) ...... 12,359 2,398,882
8,806,235
Gas Utilities — 0.0%
UGI Corp. ........................ 6,622 218,394
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories ................. 25,798 2,807,596
Dentsply Sirona, Inc. ................ 3,393 148,376
DexCom , Inc.
(b)
.................... 4,273 1,761,459
Edwards Lifesciences Corp.
(b)
.......... 40,639 3,243,805
Hologic , Inc.
(b)
..................... 15,019 998,313
IDEXX Laboratories, Inc.
(b)
............. 4,151 1,631,799
Medtronic plc ..................... 12,316 1,279,879
Quidel Corp.
(b)
..................... 531 116,491
Stryker Corp. ..................... 9,199 1,916,796
West Pharmaceutical Services, Inc. ...... 1,104 303,489
14,208,003
Health Care Providers & Services — 2.1%
1Life Healthcare, Inc.
(b)
............... 14,045 398,316
Anthem, Inc. ...................... 7,766 2,085,870
Cardinal Health, Inc. ................. 6,304 295,973
Cigna Corp. ...................... 2,400 406,584
CVS Health Corp. .................. 11,284 658,986
HCA Healthcare, Inc. ................ 3,147 392,368
McKesson Corp. ................... 11,194 1,667,122
Quest Diagnostics, Inc. ............... 4,466 511,312
UnitedHealth Group, Inc. .............. 9,493 2,959,633
9,376,164
Health Care Technology — 1.0%
(b)
Teladoc Health, Inc.
(a)
................ 11,438 2,507,667
Veeva Systems, Inc., Class A ........... 7,418 2,085,868
4,593,535
Security Shares Value
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment, Inc.
(b)
.......... 16,329 $ 915,404
Chipotle Mexican Grill, Inc.
(b)
........... 134 166,657
Choice Hotels International, Inc. ......... 2 172
Darden Restaurants, Inc. ............. 6,430 647,758
Domino's Pizza, Inc. ................. 151 64,217
Dunkin' Brands Group, Inc. ............ 6,613 541,671
Extended Stay America, Inc. ........... 55,216 659,831
MGM Resorts International ............ 4,806 104,530
Penn National Gaming, Inc.
(b)
........... 6,867 499,231
Texas Roadhouse, Inc.
(a)
.............. 5,325 323,707
Vail Resorts, Inc. ................... 3,598 769,864
Wyndham Destinations, Inc. ........... 15,052 463,000
5,156,042
Household Products — 2.2%
Church & Dwight Co., Inc. ............. 7,987 748,462
Clorox Co. (The)
(a)
.................. 21,999 4,623,530
Colgate-Palmolive Co. ............... 27,103 2,090,996
Procter & Gamble Co. (The) ........... 18,547 2,577,848
10,040,836
Industrial Conglomerates — 1.0%
3M Co. .......................... 3,111 498,320
Carlisle Cos., Inc. .................. 4,114 503,430
Honeywell International, Inc. ........... 15,970 2,628,822
Roper Technologies, Inc. .............. 1,883 743,992
4,374,564
Insurance — 1.4%
Aflac, Inc. ........................ 10,846 394,252
Athene Holding Ltd., Class A
(b)
.......... 15,048 512,836
Brighthouse Financial, Inc.
(b)
........... 644 17,330
Brown & Brown, Inc. ................. 2,350 106,385
Cincinnati Financial Corp.
(a)
............ 21,153 1,649,299
First American Financial Corp. .......... 16,345 832,124
Lincoln National Corp. ............... 21,554 675,287
Marsh & McLennan Cos., Inc. .......... 8,683 995,940
Progressive Corp. (The) .............. 2,276 215,469
Unum Group ...................... 33,457 563,081
Willis Towers Watson plc .............. 1,832 382,558
6,344,561
Interactive Media & Services — 5.0%
(b)
Alphabet, Inc., Class A ............... 5,952 8,723,251
Alphabet, Inc., Class C ............... 4,179 6,141,459
Facebook, Inc., Class A .............. 14,747 3,862,239
Twitter, Inc. ....................... 88,403 3,933,933
22,660,882
Internet & Direct Marketing Retail — 4.6%
(b)
Amazon.com, Inc. .................. 6,291 19,808,661
Etsy, Inc. ........................ 1,451 176,485
Grubhub , Inc. ..................... 1,312 94,897
Wayfair, Inc., Class A
(a)
............... 3,501 1,018,826
21,098,869
IT Services — 5.2%
Accenture plc, Class A ............... 3,223 728,366
Automatic Data Processing, Inc. ......... 19,312 2,693,831
Fiserv, Inc.
(b)
...................... 18,656 1,922,501
Mastercard , Inc., Class A .............. 12,615 4,266,014
PayPal Holdings, Inc.
(b)
............... 42,363 8,346,782
Visa, Inc., Class A .................. 29,032 5,805,529
23,763,023
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(b)
........ 1,015 49,359
Agilent Technologies, Inc. ............. 6,157 621,488
Avantor , Inc.
(b)
..................... 9,884 222,291

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. ........... 550 $ 242,836
1,135,974
Machinery — 2.4%
AGCO Corp. ...................... 5,828 432,846
Deere & Co. ...................... 19,056 4,223,381
Fortive Corp. ...................... 6,349 483,857
Oshkosh Corp.
(a)
................... 19,253 1,415,096
PACCAR, Inc. ..................... 6,710 572,229
Snap-on, Inc.
(a)
.................... 5,649 831,137
Xylem, Inc. ....................... 37,087 3,119,758
11,078,304
Media — 2.1%
Altice USA, Inc., Class A
(b)
............. 8,092 210,392
Cable One, Inc. .................... 61 115,011
Comcast Corp., Class A .............. 35,790 1,655,646
Discovery, Inc., Class A
(b)
............. 154,490 3,363,247
Discovery, Inc., Class C
(b)
............. 4,630 90,748
Interpublic Group of Cos., Inc. (The) ...... 103,501 1,725,362
Nexstar Media Group, Inc., Class A ....... 2,827 254,232
Sirius XM Holdings, Inc. .............. 382,096 2,048,035
ViacomCBS , Inc. ................... 2,626 73,554
9,536,227
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. ......... 5,700 581,628
Steel Dynamics, Inc. ................. 4,162 119,158
700,786
Multiline Retail — 0.2%
Kohl's Corp. ...................... 19,386 359,222
Nordstrom, Inc.
(a)
................... 50,902 606,752
965,974
Multi-Utilities — 1.5%
Ameren Corp. ..................... 15,931 1,259,823
CMS Energy Corp. .................. 61,444 3,773,276
Consolidated Edison, Inc. ............. 21,706 1,688,727
6,721,826
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. ..................... 9,565 688,680
Concho Resources, Inc. .............. 7,223 318,679
ConocoPhillips .................... 41,145 1,351,202
Continental Resources, Inc.
(a)
........... 28,662 351,969
EOG Resources, Inc. ................ 41,761 1,500,890
Hess Corp. ....................... 3,728 152,587
Marathon Oil Corp. .................. 78,121 319,515
ONEOK, Inc. ...................... 4,614 119,872
Phillips 66 ........................ 6,528 338,412
Suncor Energy, Inc.
(a)
................ 31,570 386,101
Valero Energy Corp. ................. 20,907 905,691
Williams Cos., Inc. (The) .............. 49,740 977,391
7,410,989
Personal Products — 0.0%
Coty, Inc., Class A
(a)
................. 49,736 134,287
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. .............. 20,211 1,218,521
Catalent , Inc.
(b)
.................... 2,213 189,566
Johnson & Johnson ................. 37,313 5,555,159
Merck & Co., Inc. ................... 54,705 4,537,780
Pfizer, Inc. ....................... 78,906 2,895,850
Zoetis, Inc. ....................... 18,227 3,014,199
17,411,075
Security Shares Value
Professional Services — 0.5%
IHS Markit Ltd. .................... 7,305 $ 573,516
Robert Half International, Inc. ........... 18,648 987,225
Verisk Analytics, Inc. ................. 2,992 554,447
2,115,188
Road & Rail — 0.4%
CSX Corp. ....................... 11,741 911,923
Landstar System, Inc. ................ 4,023 504,846
Old Dominion Freight Line, Inc. ......... 2,205 398,929
1,815,698
Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices, Inc. ................. 13,158 1,536,065
Applied Materials, Inc. ............... 63,987 3,804,027
Cirrus Logic, Inc.
(b)
.................. 16,573 1,117,849
Intel Corp. ....................... 126,276 6,538,571
NVIDIA Corp. ..................... 17,135 9,273,805
Silicon Laboratories, Inc.
(b)
............. 491 48,044
Texas Instruments, Inc. ............... 483 68,968
22,387,329
Software — 10.1%
Adobe, Inc.
(b)
...................... 10,437 5,118,618
Cadence Design Systems, Inc.
(b)
........ 2,264 241,410
HubSpot , Inc.
(b)
.................... 1,029 300,705
Intuit, Inc. ........................ 5,700 1,859,397
Microsoft Corp. .................... 128,630 27,054,748
RingCentral, Inc., Class A
(b)
............ 894 245,501
salesforce.com, Inc.
(b)
................ 31,905 8,018,364
ServiceNow , Inc.
(b)
.................. 2,428 1,177,580
VMware, Inc., Class A
(b)
.............. 14,904 2,141,258
46,157,581
Specialty Retail — 2.8%
Best Buy Co., Inc. .................. 5,971 664,513
Five Below, Inc.
(b)
................... 3,744 475,488
Home Depot, Inc. (The) .............. 25,806 7,166,584
Lowe's Cos., Inc. ................... 18,597 3,084,498
TJX Cos., Inc. (The) ................. 27,843 1,549,463
12,940,546
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. ....................... 189,322 21,925,381
Hewlett Packard Enterprise Co. ......... 130,949 1,226,992
HP, Inc. ......................... 20,153 382,705
NetApp, Inc. ...................... 15,003 657,732
24,192,810
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.
(b)
............. 7,374 2,428,774
NIKE, Inc., Class B ................. 20,119 2,525,739
Ralph Lauren Corp. ................. 15,418 1,047,962
6,002,475
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc. ...... 28,389 234,777
Trading Companies & Distributors — 0.7%
Fastenal Co. ...................... 4,088 184,328
GATX Corp.
(a)
..................... 17,408 1,109,760
SiteOne Landscape Supply, Inc.
(b)
........ 378 46,097
WW Grainger, Inc. .................. 4,762 1,698,939
3,039,124

BlackRock Advantage Large Cap Core V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc. ......... 34,821 $ 642,099
United States Cellular Corp.
(b)
.......... 15,628 461,495
1,103,594
Total Common Stocks — 97.0%
(Cost: $386,898,525) ............................. 442,558,963
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. (Expires 12/31/2020) 11,568 26,028
Total Rights — 0.0%
(Cost: $24,640) ................................ 26,028
Total Long-Term Investments — 97.0%
(Cost: $386,923,165) ............................. 442,584,991
Security Shares Value
Short-Term Securities — 5.1%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 12,832,551 $ 12,832,551
SL Liquidity Series, LLC, Money Market Series,
0.25%
(d)
....................... 10,430,648 10,434,821
Total Short-Term Securities — 5.1%
(Cost: $23,268,055) .............................. 23,267,372
Total Investments — 102.1%
(Cost: $410,191,220 ) ............................. 465,852,363
Liabilities in Excess of Other Assets — (2.1)% ............ (9,442,317)
Net Assets — 100.0% .............................. $ 456,410,046
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 3,174,969 $ 9,657,582 $ — $ — $ — $ 12,832,551 12,832,551 $ 19,176 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 20,685,706 — (10,238,140) (11,869) (876) 10,434,821 10,430,648 59,763
(b)
—
$ (11,869) $ (876) $ 23,267,372 $ 78,939 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 88 12/18/20 $ 14,749 $ (54,708)
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's

BlackRock Advantage Large Cap Core V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 442,584,991 $ — $ — $ 442,584,991
Short-Term Securities ....................................... 12,832,551 — — 12,832,551
Subtotal ....................................................
$ 455,417,542 $ — $ — $ 455,417,542
Investments Valued at NAV
(a)
...................................... 10,434,821
$ —
Total Investments .............................................. $ 465,852,363
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (54,708) $ — $ — $ (54,708)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.